FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Gregory Grinberg
         -----------------------

Title:
         -----------------------

Phone:   (212) 446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Gregory Grinberg                  New York, New York          May 14, 2004
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   56
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Form 13F Information Table Value Total:   $ 234,536  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                 March 31, 2004


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alderwoods Group, Inc.           COM            014383103       $ 2,709     261,000 SH        Sole                 261,000
Alleghany Corp Del               COM            017175100         1,450       5,862 SH        Sole                   5,862
Amerada Hess Corp                COM            023551104        11,816     181,000 SH        Sole                 181,000
Associated  Banc Corp            COM            045487105           848      18,939 SH        Sole                  18,939
Biogen Idec Inc                  COM            09062X103        12,379     222,640 SH        Sole                 222,640
Cap Rock Energy Corp             COM            13910R102         2,498      77,700 SH        Sole                  77,700
Capitol Fed Finl                 COM            14057C106         6,173     171,937 SH        Sole                 171,937
Cardinal Health Inc              COM            14149Y108         1,033      15,000 SH        Sole                  15,000
Celestica Inc                    SUB VTG SHS    15101Q108           984      59,999 SH        Sole                  59,999
Charter Finl Corp West Pt Ga     COM            16122M100        17,347     446,166 SH        Sole                 446,166
Ciena Corp                       COM            171779101           923     185,615 SH        Sole                 185,615
Commercial Federal Corporati     COM            201647104           359      12,991 SH        Sole                  12,991
Conexant Systems Inc             COM            207142100         2,316     377,829 SH        Sole                 377,829
Deutsche Telekom AG              SPONSORED ADR  251566105         2,115     117,212 SH        Sole                 117,212
Devon Energy Corp New            COM            25179M103           481       8,280 SH        Sole                   8,280
Dutchfork Bancshares Inc         COM            26704P108         1,589      41,900 SH        Sole                  41,900
Ebay Inc                         COM            278642103         3,517      50,758 SH        Sole                  50,758
Edison Intl                      COM            281020107         5,069     208,700 SH        Sole                 208,700
E M C Corp Mass                  COM            268648102         3,997     293,717 SH        Sole                 293,717
Erie Indty Co                    CL A           29530P102        36,211     750,341 SH        Sole                 750,341
Fair Isaac Corp                  COM            303250104         1,992      55,197 SH        Sole                  55,197
First Banctrust Corp             COM            31868F102           780      30,000 SH        Sole                  30,000
First Ctzns Bancshares Inc N     CL A           31946M103           790       6,423 SH        Sole                   6,423
First Fed Bankshares Inc Del     COM            32020V100           439      21,193 SH        Sole                  21,193
Franklin Finl Corp Tenn          COM NEW        353523202           537      17,030 SH        Sole                  17,030
General Elec Co                  COM            369604103         3,007      98,520 SH        Sole                  98,520
Gouverneur Bancorp               COM            383584109           242      17,400 SH        Sole                  17,400


Hudson Highland Group Inc        COM            443792106         4,823     173,048 SH        Sole                 173,048
Huttig Bldg Prods Inc            COM            448451104           168      33,700 SH        Sole                  33,700
IMC Global Inc                   COM            449669100         3,303     231,000 SH        Sole                 231,000
InterActiveCorp                  COM            45840Q101         2,698      85,305 SH        Sole                  85,305
Jds Uniphase Corp                COM            46612J101           263      64,600 SH        Sole                  64,600
Jefferson Bancshares Inc Ten     COM            472375104         3,607     261,364 SH        Sole                 261,364
Joy Global Inc                   COM            481165108           347      12,360 SH        Sole                  12,360
McDermott Intl Inc               COM            580037109        11,604   1,383,100 SH        Sole               1,383,100
Medco Health Solutions Inc       COM            58405U102        16,388     482,000 SH        Sole                 482,000
New York Cmnty Bancorp Inc       COM            649445103         2,531      73,824 SH        Sole                  73,824
Northwest Bancorp Inc Pa         COM            667328108        18,434     728,892 SH        Sole                 728,892
Octel Corp                       COM            675727101         6,069     203,328 SH        Sole                 203,328
Pathfinder Bancorp Inc           COM            70320A103           598      32,200 SH        Sole                  32,200
Peoples Bk Bridgeport Conn       COM            710198102           291       6,267 SH        Sole                   6,267
Peoplesoft Inc                   COM            712713106           277      14,999 SH        Sole                  14,999
Pg&e Corp                        COM            69331C108        18,120     625,466 SH        Sole                 625,466
Price Legacy Corp                COM NEW        74144P502           850      50,000 SH        Sole                  50,000
River Vy Bancorp                 COM            768475105         1,040      44,732 SH        Sole                  44,732
Sanmina Sci Corp                 COM            800907107         3,696     334,783 SH        Sole                 334,783
Sierra Pac Res New               COM            826428104         3,959     535,000 SH        Sole                 535,000
Solectron  Corp                  COM            834182107           289      52,299 SH        Sole                  52,299
Taylor Cap Group Inc             COM            876851106           691      30,000 SH        Sole                  30,000
Texas Genco Hldgs Inc            COM            882443104         2,896      81,000 SH        Sole                  81,000
Texas Instrs Inc                 COM            882508104           551      18,850 SH        Sole                  18,850
Verisign Inc                     COM            92343E102         1,201      72,400 SH        Sole                  72,400
Veritas Software Co              COM            923436109           456      16,960 SH        Sole                  16,960
Wayne Svgs Bancshares Inc        COM            94624Q101         2,558     156,000 SH        Sole                 156,000
Willow Grove Bancorp Inc New     COM            97111W101         1,001      55,906 SH        Sole                  55,906
Yahoo Inc                        COM            984332106         4,226      87,181 SH        Sole                  87,181
REPORT SUMMARY                            56 DATA RECORDS       234,536             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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